Inventories (Tables)	6 Months Ended
Mar. 31, 2025
Disclosure Of Inventories [Abstract]
Summary of Inventories

	March 31, 2025	September 30, 2024
Raw materials	72,103	61,693
Work in progress	61,225	49,398
Finished goods	566,496	513,716
Inventories	699,824	624,807